SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 145	$ 286	$ 405	$ 1,414
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	101	82	140	427
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	(65)	152	87	439
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 109	$ 52	$ 178	$ 548